Segment Information Total Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total Assets		$ 1,761,377	$ 1,796,264
North America [Member]
Segment Reporting Information [Line Items]
Total Assets	[1]	1,122,261	1,063,595
International [Member]
Segment Reporting Information [Line Items]
Total Assets		563,864	647,605
Discontinued Operations, Disposed of by Sale [Member]
Segment Reporting Information [Line Items]
Disposal Group, Including Discontinued Operation, Assets		75,252	85,064
UNITED STATES | North America [Member]
Segment Reporting Information [Line Items]
Total Assets		$ 1,057,600	$ 1,018,200

[1]	(1)North America contains assets from the United States of $1,057.6 million and $1,018.2 million as of December 31, 2016 and 2015, respectively. International contains assets from Ireland of $203.2 million as of December 31, 2016. There were no other individual countries that represented more than 10% of consolidated total assets as of December 31, 2016 and 2015, respectively.